Warrant Plans (Details)	12 Months Ended
	Dec. 31, 2017 EUR (€) EquityInstruments	Dec. 31, 2016 EUR (€) EquityInstruments	Dec. 31, 2015 EUR (€) EquityInstruments	Dec. 31, 2010	Dec. 31, 2005 EquityInstruments item	Dec. 31, 2014 EUR (€) EquityInstruments
Warrant Plans
Percentage of warrants vested for directors	0.027%
Vesting period for directors	36 months
Reverse share split | item					4
Exercise Price | €	€ 39.32	€ 27.06	€ 16.22			€ 12.1
Outstanding at the beginning of the year	3,466,407	2,805,692	3,590,853
Granted during year	873,000	1,130,750	532,053
Exercised during year	(368,200)	(419,035)	(1,244,714)
Forfeited during year		(48,500)	(72,500)
Expired during year	(400)	(2,500)
Outstanding at the end of the year	3,970,807	3,466,407	2,805,692
Exercisable	763,344	669,704	720,749			1,355,213
2002 Plan
Warrant Plans
Numbers of warrants held to subscribe one share	1				4
2002 B allocated on January 2005
Warrant Plans
Exercise Price | €	€ 6.76
Outstanding at the beginning of the year	25,000
Exercised during year	(25,000)
Outstanding at the end of the year		25,000
2005 allocated on July 2005
Warrant Plans
Exercise Price | €	€ 6.91
Outstanding at the beginning of the year	90,000
Exercised during year	(60,000)
Outstanding at the end of the year	30,000	90,000
Exercisable	30,000
2005 allocated on December 2005
Warrant Plans
Exercise Price | €	€ 8.60
Outstanding at the beginning of the year	12,500
Exercised during year	(5,000)
Outstanding at the end of the year	7,500	12,500
Exercisable	7,500
2006 BNL allocated on May 2007
Warrant Plans
Exercise Price | €	€ 9.22
Outstanding at the beginning of the year	7,500
Exercised during year	(7,500)
Outstanding at the end of the year		7,500
2006 BNL allocated on June 2007
Warrant Plans
Exercise Price | €	€ 8.65
Outstanding at the beginning of the year	735
Outstanding at the end of the year	735	735
Exercisable	735
2006 BNL allocated on December 2007
Warrant Plans
Exercise Price | €	€ 7.12
Outstanding at the beginning of the year	1,050
Outstanding at the end of the year	1,050	1,050
Exercisable	1,050
2007 allocated on June 2007
Warrant Plans
Exercise Price | €	€ 8.65
Outstanding at the beginning of the year	48,909
Outstanding at the end of the year	48,909	48,909
Exercisable	48,909
2007 RMV allocated on October 2007
Warrant Plans
Exercise Price | €	€ 8.65
Outstanding at the beginning of the year	37,650
Exercised during year	(5,050)
Outstanding at the end of the year	32,600	37,650
Exercisable	32,600
2008 allocated on June 2008
Warrant Plans
Exercise Price | €	€ 5.60
Outstanding at the beginning of the year	79,600
Exercised during year	(2,500)
Outstanding at the end of the year	77,100	79,600
Exercisable	77,100
2009 allocated on April 2009
Warrant Plans
Exercise Price | €	€ 5.87
Outstanding at the beginning of the year	7,500
Exercised during year	(7,500)
Outstanding at the end of the year		7,500
2010 allocated on April 2010
Warrant Plans
Exercise Price | €	€ 11.55
Outstanding at the beginning of the year	53,000
Exercised during year	(10,500)
Outstanding at the end of the year	42,500	53,000
Exercisable	42,500
2011 allocated on May 2011
Warrant Plans
Exercise Price | €	€ 9.95
Outstanding at the beginning of the year	59,100
Exercised during year	(6,600)
Outstanding at the end of the year	52,500	59,100
Exercisable	52,500
2012 allocated on September 2012
Warrant Plans
Exercise Price | €	€ 14.19
Outstanding at the beginning of the year	247,160
Exercised during year	(37,270)
Outstanding at the end of the year	209,890	247,160
Exercisable	209,890
2013 allocated on May 2013
Warrant Plans
Exercise Price | €	€ 19.38
Outstanding at the beginning of the year	432,240
Exercised during year	(171,280)
Expired during year	(400)
Outstanding at the end of the year	260,560	432,240
Exercisable	260,560
2013 (B) allocated on September 2013
Warrant Plans
Exercise Price | €	€ 15.18
Outstanding at the beginning of the year	30,000
Exercised during year	(30,000)
Outstanding at the end of the year		30,000
2014 allocated on July 2014
Warrant Plans
Exercise Price | €	€ 14.54
Outstanding at the beginning of the year	536,660
Outstanding at the end of the year	536,660	536,660
2014 (B) allocated on October 2014
Warrant Plans
Exercise Price | €	€ 11.93
Outstanding at the beginning of the year	150,000
Outstanding at the end of the year	150,000	150,000
2015 allocated on April 2015
Warrant Plans
Exercise Price | €	€ 28.75
Outstanding at the beginning of the year	517,053
Outstanding at the end of the year	517,053	517,053
2015 (B) allocated on December 2015
Warrant Plans
Exercise Price | €	€ 49.00
Outstanding at the beginning of the year	399,000
Outstanding at the end of the year	399,000	399,000
2015 RMV allocated on December 2015
Warrant Plans
Exercise Price | €	€ 49.00
Outstanding at the beginning of the year	97,500
Outstanding at the end of the year	97,500	97,500
2016 allocated on June 2016
Warrant Plans
Exercise Price | €	€ 46.10
Outstanding at the beginning of the year	514,250
Outstanding at the end of the year	514,250	514,250
2016 RMV allocated on June 2016
Warrant Plans
Exercise Price | €	€ 46.10
Outstanding at the beginning of the year	120,000
Outstanding at the end of the year	120,000	120,000
2016 (B) allocated on January 2017
Warrant Plans
Exercise Price | €	€ 62.50
Granted during year	150,000
Outstanding at the end of the year	150,000
2017 allocated on May 2017
Warrant Plans
Exercise Price | €	€ 80.57
Granted during year	595,500
Outstanding at the end of the year	595,500
2017 RMV allocated on May 2017
Warrant Plans
Exercise Price | €	€ 80.57
Granted during year	127,500
Outstanding at the end of the year	127,500
Warrants vested on date of grant
Warrant Plans
Percentage of warrants vested for directors				10.00%
Warrants vested on first anniversary
Warrant Plans
Percentage of warrants vested for directors				10.00%
Warrants vested on second anniversary
Warrant Plans
Percentage of warrants vested for directors				20.00%
Warrants vested on third anniversary
Warrant Plans
Percentage of warrants vested for directors				20.00%
Warrants vested on end of third calendar year
Warrant Plans
Percentage of warrants vested for directors				40.00%